Related Party Transactions - Related Party Balances Included in the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 130,612	$ 203,023	$ 242,502
Voyage expenses- related party	3,293	1,948	0
Vessel operating costs-related party	11,946	13,237	15,199
General and Administrative Expenses - related party	8,103	10,072	8,516
Gain (Loss) on Investments	(105,384)	116,925
Loss / write down on assets held for sale-related party	36,803	814	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	48,930	69,368	87,305
Ultramax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	81,683	133,655	155,197
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expenses- related party	1,449	295	0
General and Administrative Expenses - related party	71	103	45
Loss / write down on assets held for sale-related party	(17,250)	(414)
Bunker Supplier [Member]
Related Party Transaction [Line Items]
Voyage expenses- related party	1,844	1,653	0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	11,547	12,970	13,361
General and Administrative Expenses - related party	148	267	99
Loss / write down on assets held for sale-related party	(17,789)	(400)	0
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	5,992	6,657	6,707
Loss / write down on assets held for sale-related party	(1,764)	0	0
SUK
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	1,869	2,923	1,665
Travel Provider [Member]
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	23	122	0
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Investments	(105,384)	116,878	(7,178)
Port Agent [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	399	267	117
6411 Insurance Agents, Brokers and Service [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	$ 0	$ 0	1,721
Contract Termination | Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Loss / write down on assets held for sale-related party			$ 0